PROVISIONS AND CONTINGENT LIABILITIES - Contingent liabilities (Details) $ in Millions		1 Months Ended		12 Months Ended
	Jun. 03, 2008 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2021 COP ($)
PROVISIONS AND CONTINGENT LIABILITIES
Threshold amount of contingencies significant to financial statements				$ 5,000
Banistmo S.A. | Legal proceedings contingent liability | Ordinary claim filed by Menelao Mora and Said Diaz
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought				20,000
Fines awarded				2,300
Banistmo S.A. | Legal proceedings contingent liability | Ordinary Claim filed by Deniss Rafael Perez Perozo, Carlos Perez Leal et al
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought			$ 5,252,435
Partial payment received, flagged as irregular activity				299
Amount of funds withheld	$ 287
Banistmo S.A. | Legal proceedings contingent liability | Constructora Tymsa
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought				10,000
Banco Agricola S.A. | Legal proceedings contingent liability | Authority on Taxes
PROVISIONS AND CONTINGENT LIABILITIES
Tax liability amount under examination		$ 11,116
Aggregate amount awarded				6,341
Arrendadora Financiera S.A. Arfinsa | Legal proceedings contingent liability | Corporacion De Alimentos Sa De Cv
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought				6,454
Banco Agromercantil | Legal proceedings contingent liability | Superintendence of Tax Administration
PROVISIONS AND CONTINGENT LIABILITIES
Tax liability amount under examination						$ 13,617
Tax amount						6,808
Tax fine amount						$ 6,808
Legal proceedings provision							$ 0
Banco Agromercantil | Legal proceedings contingent liability | Delicarnes Sociedad Annima
PROVISIONS AND CONTINGENT LIABILITIES
Legal proceedings provision							$ 0
Bancolombia S.A. | Legal proceedings contingent liability | Fiscal Responsibility Lawsuit
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought					$ 5,846
Legal proceedings provision				$ 1,145